Inventories, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Inventories, Net [Abstract]
Inventory valuation allowances	$ 57,818		$ 32,367
Inventory write-downs	$ 13,146	$ 0